Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 99.7%

CHINA — 98.1%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	991	$44,791
Air China Ltd., Class H *	28,000	16,501
Alibaba Group Holding Ltd.	12,500	195,931
Anhui Conch Cement Co., Ltd., Class H	14,500	39,467
Anker Innovations Technology Co., Ltd., Class A	1,710	27,194
ANTA Sports Products Ltd.	3,400	33,237
Atour Lifestyle Holdings Ltd. ADR	915	33,681
BOE Technology Group Co., Ltd., Class A	39,700	22,656
BYD Co., Ltd., Class H	5,100	69,724
Centre Testing International Group Co., Ltd., Class A	18,700	38,213
China Construction Bank Corp., Class H	73,000	78,783
China Merchants Bank Co., Ltd., Class H	16,500	104,845
China Oilfield Services Ltd., Class H	32,000	36,666
China Yangtze Power Co., Ltd., Class A	9,600	37,636
Contemporary Amperex Technology Co., Ltd., Class A	2,665	157,678
DiDi Global, Inc. ADR *	5,791	23,801
DPC Dash Ltd. *	1,900	11,582
ENN Energy Holdings Ltd.	3,600	29,313
Fuyao Glass Industry Group Co., Ltd., Class H	4,800	36,108
Ganfeng Lithium Group Co., Ltd., Class H	2,000	18,966
H World Group Ltd.	9,900	50,086
Haidilao International Holding Ltd.	6,000	11,045
Haier Smart Home Co., Ltd., Class H	11,800	31,612
Horizon Robotics *	30,000	25,982
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	2,300	13,881
Innovent Biologics, Inc. *	1,500	16,499
Jiangsu Azure Corp., Class A	17,200	42,155
Kuaishou Technology	4,000	23,561
Kweichow Moutai Co., Ltd., Class A	500	105,292
Laopu Gold Co., Ltd., Class H	200	16,191
Luckin Coffee, Inc. ADR *	936	30,046
Luxshare Precision Industry Co., Ltd., Class A	4,800	35,262
Meituan, Class B *	4,090	44,631
Midea Group Co., Ltd., Class A	4,900	54,580
Minth Group Ltd.	4,000	16,710
NAURA Technology Group Co., Ltd., Class A	675	44,390
NetEase, Inc.	2,900	64,800
PDD Holdings, Inc. ADR *	833	85,116
PetroChina Co., Ltd., Class H	36,000	49,387
Ping An Insurance Group Co. of China Ltd., Class H	17,000	130,717
Pop Mart International Group Ltd.	3,200	59,531
SG Micro Corp., Class A	2,770	27,495
Shandong Sinocera Functional Material Co., Ltd., Class A	10,100	45,509
Shenzhen Inovance Technology Co., Ltd., Class A	4,700	46,043
Shenzhou International Group Holdings Ltd.	4,500	27,496
Silergy Corp.	2,000	18,227
Sungrow Power Supply Co., Ltd., Class A	1,960	43,595
Sunny Optical Technology Group Co., Ltd.	3,900	27,192
Tencent Holdings Ltd.	5,800	365,820
Tianqi Lithium Corp., Class H *	4,200	24,985
Wanhua Chemical Group Co., Ltd., Class A	2,800	32,543
Weichai Power Co., Ltd., Class H	14,000	49,647
Yifeng Pharmacy Chain Co., Ltd., Class A	5,980	21,206
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	4,100	25,829
Zhongji Innolight Co., Ltd., Class A	500	42,834
Zijin Mining Group Co., Ltd., Class H	18,000	80,973
		2,887,641

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
HONG KONG — 0.0% (a)
Zijin Gold International Co., Ltd. *	81	$1,844

UNITED STATES — 1.6%
BeOne Medicines Ltd., Class H *	2,091	46,906

TOTAL INVESTMENTS — 99.7%
(cost $2,564,579)		$2,936,391
Other assets less liabilities — 0.3%		9,474
NET ASSETS — 100.0%		$2,945,865

(a)	Amount rounds to less than 0.1%.
*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford China Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$184,226	$2,752,165	$—	$2,936,391
Total	$184,226	$2,752,165	$—	$2,936,391

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2025.